Net fee and commission income (Table)	12 Months Ended
Dec. 31, 2019
4. Net Fee and commission income
Total fees in scope of IFRS 15 Revenues from Contracts with Customers

Fee and commission income is disaggregated below by fee types that reflect the nature of the services offered across the Group and operating segments, in accordance with IFRS 15. It includes a total for fees in scope of IFRS 15. Refer to Note 2 for more detailed information about operating segments.

	2019
	Barclays UK	Barclays International	Head Office	Total
	£m	£m	£m	£m
Fee type
Transactional	1,074	2,809	-	3,883
Advisory	177	903	-	1,080
Brokerage and execution	208	1,131	-	1,339
Underwriting and syndication	-	2,358	-	2,358
Other	92	242	12	346
Total revenue from contracts with customers	1,551	7,443	12	9,006
Other non-contract fee income	-	116	-	116
Fee and commission income	1,551	7,559	12	9,122
Fee and commission expense	(365)	(1,990)	(7)	(2,362)
Net fee and commission income	1,186	5,569	5	6,760

	2018
	Barclays UK	Barclays International	Head Office	Total
	£m	£m	£m	£m
Fee type
Transactional	1,102	2,614	-	3,716
Advisory	209	850	-	1,059
Brokerage and execution	153	1,073	-	1,226
Underwriting and syndication	-	2,462	-	2,462
Other	78	207	27	312
Total revenue from contracts with customers	1,542	7,206	27	8,775
Other non-contract fee income	-	118	-	118
Fee and commission income	1,542	7,324	27	8,893
Fee and commission expense	(360)	(1,707)	(17)	(2,084)
Net fee and commission income	1,182	5,617	10	6,809

2017[a]
£m
Fee and commission income
Banking, investment management and credit related fees and commissions	8,622
Foreign exchange commission	129
Fee and commission income	8,751
Fee and commission expense	(1,937)
Net fee and commission income	6,814

Note

a The Group elected the cumulative effect transition method on adoption of IFRS 15 for 1 January 2018, and recognised in retained earnings without restating comparative periods. The comparative figures for 2017 are reported under IAS 18.